Agreements and Transactions with Affiliates	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Agreements and Transactions with Affiliates
Agreements and Transactions with Affiliates
DCP Midstream, LLC
Services Agreement and Other General and Administrative Charges
We have entered into a services agreement, as amended, or the Services Agreement, with DCP Midstream, LLC. Under the Services Agreement, which replaced the Omnibus Agreement on February 14, 2013, we are required to reimburse DCP Midstream, LLC for salaries of operating personnel and employee benefits, as well as capital expenditures, maintenance and repair costs, taxes and other direct costs incurred by DCP Midstream, LLC on our behalf. We also pay DCP Midstream, LLC an annual fee under the Services Agreement for centralized corporate functions performed by DCP Midstream, LLC on our behalf, including legal, accounting, cash management, insurance administration and claims processing, risk management, health, safety and environmental, information technology, human resources, credit, payroll, taxes and engineering. Except with respect to the annual fee, there is no limit on the reimbursements we make to DCP Midstream, LLC under the Services Agreement for other expenses and expenditures incurred or payments made on our behalf. Pursuant to the Services Agreement, we will reimburse DCP Midstream, LLC for expenses and expenditures incurred or payments made on our behalf.
The Services Agreement fee is subject to adjustment based on the scope of general and administrative services performed by DCP Midstream, LLC.

The following is a summary of the fees we incurred under the Services and Omnibus Agreements, as well as other fees paid to DCP Midstream, LLC:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Services/Omnibus Agreement	$29	$26	$10
Other fees — DCP Midstream, LLC	17	32	47
Total — DCP Midstream, LLC	$46	$58	$57

In addition to the fees paid pursuant to the Services and Omnibus Agreements, we incurred allocated expenses, including insurance and internal audit fees with DCP Midstream, LLC of $2 million for the year ended December 31, 2013 and $1 million for each of the years ended December 31, 2012 and 2011, respectively. The Lucerne 1 plant incurred $1 million in general and administrative expenses directly from DCP Midstream, LLC for each of the years ended December 31, 2013, 2012 and 2011. The Eagle Ford system incurred $14 million for the year ended December 31, 2013 and $27 million for each of the years ended December 31, 2012 and 2011, respectively, in general and administrative expenses directly from DCP Midstream, LLC. For the years ended December 31, 2012 and 2011, Southeast Texas incurred $3 million and $10 million in general and administrative expenses directly from DCP Midstream, LLC, before the addition of Southeast Texas to the Omnibus Agreement in March 2012. During the year ended December 31, 2011, East Texas incurred $8 million in general and administrative expenses directly from DCP Midstream, LLC.
Competition
None of DCP Midstream, LLC, or any of its affiliates, including Phillips 66 and Spectra Energy, is restricted, under either the partnership agreement or the Services Agreement, from competing with us. DCP Midstream, LLC and any of its affiliates, including Phillips 66 and Spectra Energy, may acquire, construct or dispose of additional midstream energy or other assets in the future without any obligation to offer us the opportunity to purchase or construct those assets.
Other Agreements and Transactions with DCP Midstream, LLC
DCP Midstream, LLC was a significant customer during the years ended December 31, 2013, 2012 and 2011. We sell a portion of our residue gas, NGLs and condensate to, purchase natural gas and other petroleum products from, and provide gathering and transportation services for, DCP Midstream, LLC. We anticipate continuing to purchase from and sell commodities and services to DCP Midstream, LLC in the ordinary course of business. In addition, DCP Midstream, LLC conducts derivative activities on our behalf. We have and may continue to enter into derivative transactions directly with DCP Midstream, LLC, whereby DCP Midstream, LLC is the counterparty.
We have a contractual arrangement with DCP Midstream, LLC, through March 2022, in which we pay DCP Midstream, LLC a fee for processing services associated with the gas we gather on our Southern Oklahoma system, which is part of our Natural Gas Services segment. In addition, we have an agreement with DCP Midstream, LLC providing for adjustments to those fees based upon plant efficiencies related to our portion of volumes from the Southern Oklahoma system being processed at DCP Midstream, LLC’s plant through March 2022. We generally report fees associated with these activities in the consolidated statements of operations as purchases of natural gas, propane and NGLs from affiliates. In addition, as part of this arrangement, DCP Midstream, LLC pays us a fee for certain gathering services. We generally report revenues associated with these activities in the consolidated statements of operations as transportation, processing and other to affiliates.
DCP Midstream, LLC owns certain assets and is party to certain contractual relationships around our Pelico system, included in our Northern Louisiana system, which is part of our Natural Gas Services segment, that are periodically used for the benefit of Pelico. DCP Midstream, LLC is able to source natural gas upstream of Pelico and deliver it to us and is able to take natural gas from the outlet of the Pelico system and market it downstream of Pelico. We purchase natural gas from DCP Midstream, LLC upstream of Pelico and transport it to Pelico under an interruptible transportation agreement with an affiliate. Our purchases from DCP Midstream, LLC are at DCP Midstream, LLC’s actual acquisition cost plus any transportation service charges. Volumes that exceed our on-system demand are sold to DCP Midstream, LLC at an index-based price, less contractually agreed upon marketing fees. Revenues associated with these activities are reported gross in our consolidated statements of operations as sales of natural gas, propane, NGLs and condensate to affiliates.
In our Natural Gas Services segment, we sell NGLs processed at certain of our plants, and sell condensate removed from the gas gathering systems that deliver to certain of our systems under contracts to a subsidiary of DCP Midstream, LLC equal to that subsidiary’s net weighted-average sales price, adjusted for transportation, processing and other charges from the tailgate of the respective asset.
In conjunction with our acquisitions of our East Texas and Southeast Texas systems, which are part of our Natural Gas Services segment, we entered into agreements with DCP Midstream, LLC whereby DCP Midstream, LLC will reimburse us for certain expenditures on East Texas and Southeast Texas capital projects. These reimbursements are for specific capital projects which have commenced within three years from the respective acquisition dates. DCP Midstream, LLC made capital contributions to East Texas for capital projects of $1 million, $5 million and $18 million for the years ended December 31, 2013, 2012, and 2011 respectively. DCP Midstream, LLC made capital contributions to Southeast Texas for capital projects of $5 million for the year ended December 31, 2012. We made a distribution to DCP Midstream, LLC related to capital projects at Southeast Texas of $3 million for the year ended December 31, 2013.
In conjunction with our acquisition of the O'Connor plant, we entered into a 15-year fee-based processing agreement with an affiliate of DCP Midstream, LLC pursuant to which such affiliate agreed to pay us (i) a fixed demand charge of 75% of the plant's capacity, and (ii) a throughput fee on all volumes processed for such affiliate at the O'Connor plant. Under this agreement, we received fees of $6 million during the year ended December 31, 2013, which are included in transportation, processing and other to affiliates in the consolidated statements of operations.
As a result of a downstream outage, certain of our assets were required to curtail NGL production during 2012. DCP Midstream, LLC has reimbursed us for the impact of the curtailment and accordingly, we recorded $3 million to sales of natural gas, propane, NGLs and condensate to affiliates and less than $1 million to transportation, processing and other to affiliates in the consolidated statements of operations for the year ended December 31, 2012.
During the year ended December 31, 2011, East Texas received $8 million in business interruption recoveries related to the first quarter 2009 fire that was caused by a third party underground pipeline rupture outside of our property, or the East Texas recovery settlement. We have allocated the recoveries based upon relative ownership percentages at the time the losses were incurred, factoring in amounts previously reimbursed to us by DCP Midstream, LLC. For the year ended December 31, 2011, we recorded $7 million to sales of natural gas, propane, NGLs and condensate, with $5 million representing DCP Midstream, LLC’s portion recorded in net income attributable to noncontrolling interests, in the consolidated statement of operations.
In our NGL Logistics segment, we also have a contractual arrangement with a subsidiary of DCP Midstream, LLC that provides that DCP Midstream, LLC will pay us to transport NGLs over our Seabreeze and Wilbreeze pipelines, pursuant to fee-based rates that will be applied to the volumes transported. DCP Midstream, LLC is the sole shipper on these pipelines under the transportation agreements. We generally report revenues associated with these activities in the consolidated statements of operations as transportation, processing and other to affiliates.
The Texas Express Pipeline has in place a long-term, fee-based, ship-or-pay transportation agreement with DCP Midstream, LLC of 20 MBbls/d.
The Wattenberg pipeline has in place a 10-year dedication and transportation agreement with a subsidiary of DCP Midstream, LLC whereby certain NGL volumes produced at several of DCP Midstream, LLC’s processing facilities are dedicated for transportation on the Wattenberg pipeline. We collect fee-based transportation revenues under our tariff. We generally report revenues associated with these activities in the consolidated statements of operations as transportation, processing and other to affiliates.
We pay a fee to DCP Midstream, LLC to operate our DJ Basin NGL fractionators and receive fees for the processing of DCP Midstream, LLC’s committed NGLs produced by them in Colorado at our DJ Basin NGL fractionators under agreements that are effective through March 2018. We incurred fees of $1 million and less than $1 million during the years ended December 31, 2013 and 2012, respectively, which are included in operating and maintenance expense in the consolidated statements of operations.
Spectra Energy
We had propane supply agreements with Spectra Energy that expired in April 2012, which provided us propane supply at our marine terminals, included in our Wholesale Propane Logistics segment, for up to approximately 185 million gallons of propane annually.
Summary of Transactions with Affiliates
The following table summarizes our transactions with affiliates:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
DCP Midstream, LLC:
Sales of natural gas, propane, NGLs and condensate	$1,830	$1,691	$2,346
Transportation, processing and other	$60	$52	$30
Purchases of natural gas, propane and NGLs	$204	$173	$244
Gains from commodity derivative activity, net	$22	$53	$1
Operating and maintenance expense	$1	$1	$1
General and administrative expense	$46	$58	$57
Phillips 66:
Sales of natural gas, propane, NGLs and condensate	$1	$—	$—
ConocoPhillips (a):
Sales of natural gas, propane, NGLs and condensate	$—	$9	$57
Transportation, processing and other	$—	$3	$9
Purchases of natural gas, propane and NGLs	$—	$67	$139
Spectra Energy:
Purchases of natural gas, propane and NGLs	$63	$166	$321
Unconsolidated affiliates:
Purchases of natural gas, propane and NGLs	$—	$2	$6

(a)
In connection with Phillips 66's separation from ConocoPhillips, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.

We had balances with affiliates as follows:

	December 31, 2013	December 31, 2012
	(Millions)
DCP Midstream, LLC:
Accounts receivable	$211	$132
Accounts payable	$37	$66
Unrealized gains on derivative instruments — current	$79	$48
Unrealized gains on derivative instruments — long-term	$81	$64
Unrealized losses on derivative instruments — current	$18	$(11)
Unrealized losses on derivative instruments — long-term	$1	$—
Spectra Energy:
Accounts receivable	$1	$—
Accounts payable	$6	$5
Unconsolidated affiliates:
Accounts payable	$—	$1